Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0002028293
Document Type	POS AM
Entity Registrant Name	RAIN ENHANCEMENT TECHNOLOGIES HOLDCO, INC.
Entity Incorporation, State or Country Code	MA
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Rain Enhancement Technologies Holdco, Inc., a Massachusetts corporation, filed a Registration Statement on Form S-1 (Registration No. 333- 284614) on January 30, 2025, which was subsequently amended on February 11, 2025 and declared effective by the U.S Securities and Exchange Commission on February 12, 2025 (as amended and supplemented, the “registration statement”). This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being filed in order to include the registrant’s annual report on Form 10-K, filed with the Securities and Exchange Commission on April 15, 2025, and to update certain disclosures in the registration statement.The information included in this Post-Effective Amendment amends the registration statement and the prospectus contained therein (and all amendments thereto). No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the registration statement.
Amendment Flag	true